RISK MANAGEMENT - Contractual maturities of financial liabilities (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
RISK MANAGEMENT
Debt instrument maturity	30 days
Less than 1 year
RISK MANAGEMENT
Financial liabilities	$ 177,723,551	$ 157,563,577
Between 1 and 3 years
RISK MANAGEMENT
Financial liabilities	25,234,355	29,299,427
Between 3 and 5 years
RISK MANAGEMENT
Financial liabilities	14,754,705	10,036,791
Greater than 5 years
RISK MANAGEMENT
Financial liabilities	11,674,797	11,233,243
Demand deposit from customers | Less than 1 year
RISK MANAGEMENT
Financial liabilities	118,041,884	93,570,234
Time deposits from customers | Less than 1 year
RISK MANAGEMENT
Financial liabilities	43,948,183	46,508,889
Time deposits from customers | Between 1 and 3 years
RISK MANAGEMENT
Financial liabilities	12,555,125	14,550,816
Time deposits from customers | Between 3 and 5 years
RISK MANAGEMENT
Financial liabilities	5,563,309	4,243,327
Time deposits from customers | Greater than 5 years
RISK MANAGEMENT
Financial liabilities	1,345,843	2,235,994
Interbank deposits - Repurchase agreements | Less than 1 year
RISK MANAGEMENT
Financial liabilities	2,937,007	2,660,153
Interbank deposits - Repurchase agreements | Between 1 and 3 years
RISK MANAGEMENT
Financial liabilities	38,892	28,720
Borrowings from other financial institutions | Less than 1 year
RISK MANAGEMENT
Financial liabilities	5,021,402	7,437,449
Borrowings from other financial institutions | Between 1 and 3 years
RISK MANAGEMENT
Financial liabilities	3,353,845	3,332,957
Borrowings from other financial institutions | Between 3 and 5 years
RISK MANAGEMENT
Financial liabilities	2,169,508	1,395,047
Borrowings from other financial institutions | Greater than 5 years
RISK MANAGEMENT
Financial liabilities	1,282,177	1,450,059
Debt securities in issue | Less than 1 year
RISK MANAGEMENT
Financial liabilities	1,684,715	3,944,412
Debt securities in issue | Between 1 and 3 years
RISK MANAGEMENT
Financial liabilities	6,932,978	9,554,767
Debt securities in issue | Between 3 and 5 years
RISK MANAGEMENT
Financial liabilities	6,261,008	3,740,529
Debt securities in issue | Greater than 5 years
RISK MANAGEMENT
Financial liabilities	7,950,753	6,655,600
Derivative financial instruments | Less than 1 year
RISK MANAGEMENT
Financial liabilities	6,090,360	3,442,440
Derivative financial instruments | Between 1 and 3 years
RISK MANAGEMENT
Financial liabilities	2,353,515	1,832,167
Derivative financial instruments | Between 3 and 5 years
RISK MANAGEMENT
Financial liabilities	760,880	657,888
Derivative financial instruments | Greater than 5 years
RISK MANAGEMENT
Financial liabilities	$ 1,096,024	$ 891,590
Mortgage Loans | Minimum
RISK MANAGEMENT
Debt instrument maturity	15 years
Mortgage Loans | Maximum
RISK MANAGEMENT
Debt instrument maturity	30 years